Share-based compensation - Summary of Stock Option Activity and Related Information (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Cash received for options exercised	$ 72	$ 157
Weighted average share price at the date of exercise	$ 179.45	$ 144.69